Related party disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party disclosures
23.
Related party disclosures

Key management personnel have been defined as the members of the Executive Committee of Immatics N.V.

Compensation of key management personnel consists of the following:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Fixed	4,310	3,848	3,611
Variable	1,803	1,733	1,818
Share-based compensation expenses	7,474	9,002	14,033
Total *	13,587	14,583	19,462

*including the compensation of (former) key personnel for the period of their services during the year ended December 31, 2025

Fixed and variable key management compensation represents short-term employee benefits.

For the year ended December 31, 2025, the Group entered into a commitment of a termination benefit of €0.3 million to key management personnel.

The non-executive members of the Board of the Group received a fixed fee.

Total compensation for the non-executive members of the Board amounted to €2.5 million in 2025:

(Euros in thousands)	Peter Chambré	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Mathias Hothum	Eliot Forster	Alise Reicin	Total
Board compensation	90	70	65	50	50	50	50	50	475
Share-based compensation expenses	239	239	239	239	239	236	239	307	1,977
Total	329	309	304	289	289	286	289	357	2,452

Total compensation for the non-executive members of the Board amounted to €2.6 million in 2024:

(Euros in thousands)	Peter Chambré	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Mathias Hothum	Eliot Forster	Alise Reicin	Total
Board compensation	85	68	63	48	48	48	48	21	429
Share-based compensation expenses	285	285	285	285	285	269	287	211	2,192
Total	370	353	348	333	333	317	335	232	2,621

Total compensation for the non-executive members of the Board amounted to €1.7 million in 2023:

(Euros in thousands)	Peter Chambré	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Mathias Hothum	Eliot Forster	Total
Board compensation	80	60	56	43	43	23	43	348
Share-based compensation expenses	203	203	203	203	203	97	206	1,318
Total	283	263	259	246	246	120	249	1,666

Prior to the ARYA Merger, Immatics N.V. established the 2020 Incentive Plan. Immatics N.V. granted certain service-based options out of the 2020 Incentive Plan to its management and directors and, in addition, performance-based options to its management upon closing of the ARYA Merger. This plan was complemented by the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”) which was approved by the Immatics shareholders at the Annual General Meeting on June 13, 2022. At the Annual General Meeting on June 20, 2024, Immatics shareholders approved the Company’s 2024 stock option and incentive plan (“2024 Equity Plan”). At the Annual General Meeting on June 18, 2025, Immatics shareholders approved the Company’s 2025 stock option and incentive plan (“2025 Equity Plan”). The Equity Plans allow the company to grant additional options.

Under the 2020 Equity Plan, the 2022 Equity Plan, the 2024 Equity Plan and the 2025 Equity Plan, Immatics issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based quarterly vesting schedule with a one-year cliff period. Under the 2022 Equity Plan and the 2024 Equity Plan, service options granted based on initial election to the Board will vest on a three-year time-based quarterly vesting schedule and annual service options for members of the Board will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value. The performance-based options will vest based both on achievement of certain market capitalization milestones and satisfaction of a four-year time-based vesting schedule, which provides for 25% vesting on the first anniversary of the vesting commencement date and quarterly vesting thereafter. The following options were granted to Immatics’ Directors:

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Executive Director
Harpreet Singh	Performance-based options	June 30, 2020	1,598,000	10.00	June 30, 2030
Harpreet Singh	Service options	June 30, 2020	168,000	10.00	June 30, 2030
Harpreet Singh	Matching Stock options	June 30, 2020	264,624	10.00	June 30, 2030
Harpreet Singh	Converted Stock options	June 30, 2020	30,939	1.06	July 1, 2027
Harpreet Singh	Converted Stock options	June 30, 2020	145,371	1.17	January 1, 2028
Harpreet Singh	Service options	December 17, 2020	168,000	9.70	December 17, 2030
Harpreet Singh	Service options	December 9, 2021	168,000	11.00	December 9, 2031
Harpreet Singh	Service options	June 14, 2022	135,000	7.94	June 14, 2032
Harpreet Singh	Service options	December 13, 2022	388,000	9.75	December 13, 2032
Harpreet Singh	Service options	December 5, 2023	390,000	9.06	December 5, 2033
Harpreet Singh	Service options	December 3, 2024	300,000	8.06	December 3, 2034
Non-executive Directors
Peter Chambré	Matching Stock options	June 30, 2020	211,974	10.00	June 30, 2030
Peter Chambré	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Peter Chambré	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Peter Chambré	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Peter Chambré	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Peter Chambré	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Peter Chambré	Service options	June 24, 2025	41,500	5.44	June 24, 2035
Adam Stone	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Adam Stone	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Adam Stone	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Adam Stone	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Adam Stone	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Adam Stone	Service options	June 24, 2025	41,500	5.44	June 24, 2035
Heather L. Mason	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Heather L. Mason	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Heather L. Mason	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Heather L. Mason	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Heather L. Mason	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Heather L. Mason	Service options	June 24, 2025	41,500	5.44	June 24, 2035
Michael G. Atieh	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Michael G. Atieh	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Michael G. Atieh	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Michael G. Atieh	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Michael G. Atieh	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Michael G. Atieh	Service options	June 24, 2025	41,500	5.44	June 24, 2035
Paul Carter	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Paul Carter	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Paul Carter	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Paul Carter	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Paul Carter	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Paul Carter	Service options	June 24, 2025	41,500	5.44	June 24, 2035
Eliot Forster	Service options	September 14, 2020	25,000	9.16	September 13, 2030
Eliot Forster	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Eliot Forster	Service options	June 14, 2022	25,000	7.94	June 14, 2032
Eliot Forster	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Eliot Forster	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Eliot Forster	Service options	June 24, 2025	41,500	5.44	June 24, 2035
Mathias Hothum	Service options	June 27, 2023	25,000	11.41	June 27, 2033
Mathias Hothum	Service options	June 25, 2024	40,000	12.00	June 25, 2034
Mathias Hothum	Service options	June 24, 2025	41,500	5.44	June 24, 2035
Alise Reicin	Service options	July 29, 2024	60,000	12.08	June 29, 2034
Alise Reicin	Service options	June 24, 2025	41,500	5.44	June 24, 2035

In 2025, an additional aggregate of 561,000 service options to purchase ordinary shares, were granted to other Immatics’ key management personnel who are members of the Executive Committee but not Directors. Certain key management personnel were also participants in the share-based compensation plans of Immatics GmbH (2010 Plan and 2016 Plan).

Until December 31, 2025, no options granted to directors and executive officers were forfeited or exercised. Refer to section “11. Share-based payments” regarding further details of the Group’s share-based compensation.

There are no outstanding balances, including commitments, other than the above mentioned with related parties.

The Group did not enter into transactions with related parties in 2025, 2024 and 2023 other than the mentioned compensation contracts.